Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents	$ 335,556	$ 147,117
Trade and other receivables	894,771	1,030,726
Inventoried supplies	23,964	24,181
Current taxes recoverable	23,637	12,788
Prepaid expenses	56,269	38,501
Assets held for sale	1,802	10,250
Current assets	1,335,999	1,263,563
Property and equipment	2,415,472	2,131,955
Right-of-use assets	425,630	381,640
Intangible assets	2,019,301	1,592,110
Investments	50,209	85,964
Employee benefits	0	4,359
Other assets	16,394	19,192
Deferred tax assets	20,615	27,047
Non-current assets	4,947,621	4,242,267
Total assets	6,283,620	5,505,830
Liabilities
Trade and other payables	671,936	708,768
Current taxes payable	2,442	41,714
Provisions	66,565	43,903
Other financial liabilities	23,420	19,275
Long-term debt	174,351	37,087
Lease liabilities	127,397	115,934
Current liabilities	1,066,111	966,681
Long-term debt	1,709,831	1,278,670
Lease liabilities	332,761	297,105
Employee benefits	53,231	0
Provisions	93,335	131,736
Other financial liabilities	3,699	382
Deferred tax liabilities	433,242	368,186
Non-current liabilities	2,626,099	2,076,079
Total liabilities	3,692,210	3,042,760
Equity
Share capital	1,107,290	1,089,229
Contributed surplus	37,684	41,491
Accumulated other comprehensive income	(200,539)	(233,321)
Retained earnings	1,646,975	1,565,671
Total equity	2,591,410	2,463,070
Total liabilities and equity	$ 6,283,620	$ 5,505,830